INCOME TAXES	6 Months Ended
Sep. 30, 2021
INCOME TAXES
INCOME TAXES

10.  INCOME TAXES

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Current income tax expense	$(245)	$493	$(1,357)	$1,366
Deferred income tax recovery	–	180	145	(59)
Provision for (recovery of) income taxes	$(245)	$673	$(1,212)	$1,307